T. ROWE PRICE Total Return Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 13.8%
Car Loan 2.5%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25  385 371
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  430 427
Avis Budget Rental Car Funding AESOP
Series 2018-1A, Class C
4.73%, 9/20/24 (1) 38 37
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class C
4.24%, 9/22/25 (1) 235 230
CarMax Auto Owner Trust
Series 2022-2, Class C
4.26%, 12/15/27  1,605 1,539
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  155 155
CarMax Auto Owner Trust
Series 2023-3, Class C
5.61%, 2/15/29  480 477
Carvana Auto Receivables Trust
Series 2022-N1, Class D
4.13%, 12/11/28 (1) 1,610 1,539
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  1,210 1,087
Exeter Automobile Receivables Trust
Series 2022-4A, Class B
4.57%, 1/15/27  1,600 1,585
Exeter Automobile Receivables Trust
Series 2022-6A, Class A3
5.70%, 8/17/26  165 165
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  135 135
Exeter Automobile Receivables Trust
Series 2023-4A, Class B
6.31%, 10/15/27  570 571
Ford Credit Auto Lease Trust
Series 2023-A, Class B
5.29%, 6/15/26  760 749
Ford Credit Auto Owner Trust
Series 2021-A, Class C
0.83%, 8/15/28  1,765 1,637

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  290 285
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class B
5.72%, 1/16/29  155 155
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class C
5.92%, 2/16/29  255 256
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class B
5.73%, 6/15/28 (1) 1,555 1,551
Santander Bank
Series 2021-1A, Class C
3.268%, 12/15/31 (1) 283 277
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class B
5.721%, 8/16/32 (1) 812 807
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class A2
6.024%, 12/15/32 (1) 726 722
Santander Bank Auto Credit-Linked Notes
Series 2023-A, Class B
6.493%, 6/15/33 (1) 566 565
Santander Bank Auto Credit-Linked Notes
Series 2023-A, Class C
6.736%, 6/15/33 (1) 301 300
Santander Consumer Auto Receivables Trust
Series 2020-AA, Class C
3.71%, 2/17/26 (1) 43 43
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class D
1.57%, 1/15/27 (1) 665 611
Santander Retail Auto Lease Trust
Series 2022-B, Class B
3.85%, 3/22/27 (1) 615 594
16,870
Collateralized Mortgage Obligations 0.1%
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D
3.299%, 2/17/39 (1) 620 549
549
Other Asset-Backed Securities 10.6%
AGL
Series 2021-13A, Class A1, CLO, FRN
3M TSFR + 1.422%, 6.748%, 10/20/34 (1) 1,560 1,552

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
AGL
Series 2021-14A, Class A, CLO, FRN
3M TSFR + 1.412%, 6.745%, 12/2/34 (1) 1,605 1,597
AGL
Series 2021-14A, Class B1, CLO, FRN
3M TSFR + 1.912%, 7.245%, 12/2/34 (1) 1,505 1,483
AMSR Trust
Series 2022-SFR3, Class A
4.00%, 10/17/39 (1) 985 921
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 2,520 2,280
Apidos XXXVII
Series 2021-37A, Class B, CLO, FRN
3M TSFR + 1.862%, 7.207%, 10/22/34 (1) 525 516
Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/5/49 (1) 257 239
Benefit Street Partners IV
Series 2014-IVA, Class A2AR, CLO, FRN
3M TSFR + 1.812%, 7.138%, 1/20/32 (1) 2,320 2,274
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M TSFR + 1.762%, 7.07%, 4/15/29 (1) 2,075 2,055
CIFC Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 2.412%, 7.72%, 1/15/35 (1) 1,650 1,609
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M TSFR + 1.402%, 6.71%, 7/15/36 (1) 2,190 2,176
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD) (1) 1,460 977
Dryden 77
Series 2020-77A, Class BR, CLO, FRN
3M TSFR + 1.912%, 7.291%, 5/20/34 (1) 3,300 3,236
FirstKey Homes Trust
Series 2020-SFR1, Class A
1.339%, 8/17/37 (1) 1,696 1,551
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 1,410 1,279
FOCUS Brands Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 1,748 1,628
FOCUS Brands Funding
Series 2022-1, Class A2
7.206%, 7/30/52 (1) 1,515 1,508

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
GreatAmerica Leasing Receivables Funding
Series 2021-2, Class A3
0.67%, 7/15/25  1,685 1,625
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 1,248 1,174
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 13 13
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1) 26 26
Hilton Grand Vacations Trust
Series 2020-AA, Class C
6.42%, 2/25/39 (1) 49 48
Home Partners of America Trust
Series 2022-1, Class A
3.93%, 4/17/39 (1) 2,460 2,314
Home Partners of America Trust
Series 2022-1, Class D
4.73%, 4/17/39 (1) 1,772 1,627
Hpefs Equipment Trust
Series 2022-3A, Class C
6.13%, 8/20/29 (1) 1,465 1,460
HPS Loan Management
Series 11A-17, Class BR, CLO, FRN
3M TSFR + 1.812%, 7.181%, 5/6/30 (1) 415 410
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M TSFR + 2.212%, 7.581%, 5/6/30 (1) 1,830 1,787
HPS Loan Management
Series 2021-16A, Class A1, CLO, FRN
3M TSFR + 1.402%, 6.747%, 1/23/35 (1) 1,575 1,555
Jack in the Box Funding
Series 2019-1A, Class A23
4.97%, 8/25/49 (1) 967 876
KKR
Series 13, Class B1R, CLO, FRN
3M TSFR + 1.412%, 6.72%, 1/16/28 (1) 780 773
KKR
Series 36A, Class A, CLO, FRN
3M TSFR + 1.442%, 6.75%, 10/15/34 (1) 1,630 1,617
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29 (1) 340 337
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M TSFR + 1.232%, 6.589%, 7/27/31 (1) 870 865

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Madison Park Funding XXXV
Series 2019-35A, Class CR, CLO, FRN
3M TSFR + 2.162%, 7.488%, 4/20/32 (1) 2,500 2,456
Magnetite XXV
Series 2020-25A, Class B, CLO, FRN
3M TSFR + 1.812%, 7.163%, 1/25/32 (1) 2,665 2,633
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 112 105
MVW
Series 2023-1A, Class B
5.42%, 10/20/40 (1) 1,233 1,203
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 15 14
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34 (1) 17 17
MVW Owner Trust
Series 2019-1A, Class C
3.33%, 11/20/36 (1) 40 37
Neuberger Berman Loan Advisers
Series 2018-29A, Class A1, CLO, FRN
3M TSFR + 1.392%, 6.712%, 10/19/31 (1) 1,105 1,101
Neuberger Berman Loan Advisers
Series 2018-29A, Class B1, CLO, FRN
3M TSFR + 1.962%, 7.282%, 10/19/31 (1) 250 248
Neuberger Berman Loan Advisers
Series 2019-32A, Class BR, CLO, FRN
3M TSFR + 1.662%, 6.982%, 1/20/32 (1) 250 246
Neuberger Berman Loan Advisers
Series 2021-40A, Class A, CLO, FRN
3M TSFR + 1.322%, 6.63%, 4/16/33 (1) 1,550 1,544
Neuberger Berman XVII
Series 2014-17A, Class BR2, CLO, FRN
3M TSFR + 1.762%, 7.107%, 4/22/29 (1) 500 494
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M TSFR + 1.912%, 7.238%, 7/20/29 (1) 1,095 1,081
Octane Receivables Trust
Series 2022-2A, Class A
5.11%, 2/22/28 (1) 748 740
Octane Receivables Trust
Series 2022-2A, Class D
7.70%, 2/20/30 (1) 1,265 1,261
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 199 199

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Palmer Square
Series 2020-3A, Class A1AR, CLO, FRN
3M TSFR + 1.342%, 6.706%, 11/15/31 (1) 2,000 1,993
Peace Park
Series 2021-1A, Class B1, CLO, FRN
3M USD LIBOR + 1.60%, 7.188%, 10/20/34 (1) 1,290 1,263
Progress Residential Trust
Series 2022-SFR4, Class A
4.438%, 5/17/41 (1) 1,222 1,154
Progress Residential Trust
Series 2022-SFR7, Class B
5.50%, 10/27/39 (1) 1,595 1,557
Progress Residential Trust
Series 2023-SFR1, Class B
4.65%, 3/17/40 (1) 1,640 1,541
Sierra Timeshare Receivables Funding
Series 2018-3A, Class D
5.20%, 9/20/35 (1) 753 710
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 28 27
Sierra Timeshare Receivables Funding
Series 2023-2A, Class A
5.80%, 4/20/40 (1) 537 540
Sierra Timeshare Receivables Funding
Series 2023-2A, Class C
7.30%, 4/20/40 (1) 943 943
Symphony XX
Series 2018-20A, Class CR, CLO, FRN
3M TSFR + 2.612%, 7.92%, 1/16/32 (1) 2,090 2,079
TCI-Flatiron
Series 2018-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.40%, 7.031%, 1/29/32 (1) 980 964
Tricon Residential Trust
Series 2022-SFR1, Class A
3.856%, 4/17/39 (1) 643 601
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M TSFR + 1.322%, 6.648%, 10/20/29 (1) 122 121
Wellfleet
Series 2021-3A, Class B, CLO, FRN
3M TSFR + 2.062%, 7.37%, 1/15/35 (1) 1,310 1,274
71,534
Student Loan 0.6%
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 975 762

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 600 492
Navient Private Education Refi Loan Trust
Series 2020-FA, Class B
2.69%, 7/15/69 (1) 400 327
Navient Private Education Refi Loan Trust
Series 2020-HA, Class B
2.78%, 1/15/69 (1) 1,340 1,076
SMB Private Education Loan Trust
Series 2017-B, Class A2A
2.82%, 10/15/35 (1) 111 106
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 364 324
SMB Private Education Loan Trust
Series 2022-D, Class B
6.15%, 10/15/58 (1) 1,500 1,480
4,567
Total Asset-Backed Securities
(Cost $95,759) 93,520
BANK LOANS 6.0% (2)
FINANCIAL INSTITUTIONS 0.7%
Insurance 0.7%
Acrisure, FRN
1M TSFR + 5.75%, 11.121%, 2/15/27  303 303
Asurion, FRN
1M TSFR + 5.25%, 10.696%, 1/31/28  813 726
Asurion, FRN
1M TSFR + 5.25%, 10.696%, 1/20/29  1,430 1,250
Asurion, FRN
1M USD LIBOR + 3.25%, 8.788%, 12/23/26  350 340
HUB International, FRN
1M TSFR + 4.25%, 9.584%, 6/20/30 (3) 1,658 1,663
Jones Deslauriers Insurance Management, FRN
1M TSFR + 4.25%, 3/15/30 (3) 510 510
Ryan Specialty, FRN
1M TSFR + 3.00%, 8.431%, 9/1/27  21 21
Total Financial Institutions 4,813
INDUSTRIAL 5.2%
Basic Industry 0.1%
Arsenal AIC Parent, FRN
1M TSFR + 4.50%, 9.879%, 8/18/30  275 275

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Aruba Investments Holdings, FRN
1M USD LIBOR + 7.75%, 13.181%, 11/24/28  520 473
748
Capital Goods 0.9%
Brookfield WEC Holdings, FRN
1M TSFR + 3.75%, 9.081%, 8/1/25  323 323
Charter Next Generation, FRN
1M TSFR + 3.75%, 9.196%, 12/1/27  836 829
Dynasty Acquisition, FRN
1M TSFR + 4.00%, 9.318%, 8/24/28  673 672
Engineered Machinery Holdings, FRN
3M USD LIBOR + 6.00%, 11.538%, 5/21/29 (4) 665 645
Engineered Machinery Holdings, FRN
3M USD LIBOR + 6.50%, 12.038%, 5/21/29 (4) 700 679
Filtration Group, FRN
1M TSFR + 4.25%, 9.696%, 10/21/28  1,667 1,671
LTI Holdings, FRN
1M TSFR + 3.50%, 8.946%, 9/6/25 (3) 689 668
LTI Holdings, FRN
1M TSFR + 6.75%, 9/6/26 (3) 155 135
TK Elevator U.S. Newco, FRN
6M USD LIBOR + 3.50%, 9.381%, 7/30/27  459 458
6,080
Communications 0.1%
Clear Channel Outdoor Holdings, FRN
3M TSFR + 3.50%, 9.144%, 8/21/26  490 478
Intelsat Jackson Holdings, FRN
6M TSFR + 4.25%, 9.772%, 2/1/29  343 343
821
Consumer Cyclical 1.0%
Caesars Entertainment, FRN
1M TSFR + 3.25%, 8.681%, 2/6/30  284 284
Dave & Buster's, FRN
1M TSFR + 3.75%, 9.188%, 6/29/29  307 307
Delta 2 Lux Sarl, FRN
1M TSFR + 3.00%, 8.331%, 1/15/30  1,015 1,018
EG Finco, FRN
3M EURIBOR + 7.00%, 10.636%, 4/30/27 (EUR)  560 554
IRB Holding, FRN
1M TSFR + 3.00%, 8.431%, 12/15/27  354 352
LSF9 Atlantis Holdings, FRN
3M TSFR + 7.25%, 12.492%, 3/31/29  130 126
MIC Glen, FRN
1M TSFR + 6.75%, 12.181%, 7/20/29  400 370
Ontario Gaming GTA, FRN
1M TSFR + 4.25%, 9.622%, 8/1/30  115 115

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
PetSmart, FRN
1M TSFR + 3.75%, 9.181%, 2/11/28  236 235
Tacala Investment, FRN
1M USD LIBOR + 3.50%, 8.946%, 2/5/27  202 201
Tacala Investment, FRN
1M USD LIBOR + 7.50%, 12.946%, 2/4/28  470 450
Tenneco, FRN
1M TSFR + 5.00%, 10.476%, 11/17/28  395 335
UFC Holdings, FRN
1M TSFR + 2.75%, 8.369%, 4/29/26  1,185 1,184
Wand NewCo 3, FRN
1M USD LIBOR + 2.75%, 8.181%, 2/5/26  690 689
Woof Holdings, FRN
3M USD LIBOR + 7.25%, 12.696%, 12/21/28  649 509
6,729
Consumer Non-Cyclical 0.6%
Bausch + Lomb, FRN
1M TSFR + 3.25%, 8.592%, 5/10/27  308 301
Gainwell Acquisition, FRN
3M TSFR + 4.00%, 9.342%, 10/1/27  439 431
Medline Borrower, FRN
1M TSFR + 3.25%, 8.696%, 10/23/28 (3) 436 435
Naked Juice, FRN
3M TSFR + 6.00%, 11.342%, 1/24/30  225 181
PetVet Care Centers, FRN
1M TSFR + 5.00%, 10.431%, 2/14/25  488 486
PetVet Care Centers, FRN
3M USD LIBOR + 6.25%, 11.681%, 2/13/26  1,040 1,015
Phoenix Newco, FRN
1M TSFR + 3.25%, 8.696%, 11/15/28  334 333
Phoenix Newco, FRN
3M TSFR + 6.50%, 11.946%, 11/15/29 (4) 505 467
Sunshine Luxembourg VII, FRN
3M TSFR + 3.75%, 9.092%, 10/1/26  488 489
4,138
Energy 0.1%
Brazos Delaware II, FRN
1M TSFR + 3.75%, 9.062%, 2/11/30  289 286
CQP Holdco, FRN
1M USD LIBOR + 3.50%, 8.931%, 6/5/28  14 14
Prairie ECI Acquiror, FRN
1M USD LIBOR + 4.75%, 10.181%, 3/11/26  222 221
521
Industrial Other 0.1%
Pike, FRN
1M TSFR + 3.00%, 8.446%, 1/21/28  192 192

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Pike, FRN
1M TSFR + 3.50%, 8.831%, 1/21/28  283 283
475
Technology 2.1%
Applied Systems, FRN
3M TSFR + 4.50%, 9.742%, 9/18/26  1,343 1,347
Applied Systems, FRN
3M TSFR + 6.75%, 11.992%, 9/17/27 (3) 1,323 1,324
Ascend Learning, FRN
1M TSFR + 3.50%, 8.931%, 12/11/28  250 240
Ascend Learning, FRN
1M TSFR + 5.75%, 11.181%, 12/10/29  1,050 896
AthenaHealth Group, FRN
1M TSFR + 3.50%, 8.82%, 2/15/29  293 289
Boxer Parent, FRN
1M TSFR + 3.75%, 9.196%, 10/2/25  278 278
Boxer Parent, FRN
1M TSFR + 5.50%, 10.946%, 2/27/26  345 340
Central Parent, FRN
3M TSFR + 4.25%, 9.492%, 7/6/29  408 408
Cloud Software Group, FRN
3M TSFR + 4.50%, 9.842%, 3/30/29  508 489
CoreLogic, FRN
1M USD LIBOR + 6.50%, 11.946%, 6/4/29  262 219
Epicor Software, FRN
1M TSFR + 3.25%, 8.696%, 7/30/27  829 827
Epicor Software, FRN
1M TSFR + 3.75%, 7/31/27 (3) 170 170
Epicor Software, FRN
1M TSFR + 7.75%, 13.181%, 7/31/28  590 592
Gen Digital, FRN
1M TSFR + 1.50%, 6.931%, 9/10/27  272 269
McAfee, FRN
1M TSFR + 3.75%, 9.18%, 3/1/29  299 293
Neptune Bidco U.S., FRN
1M TSFR + 5.00%, 10.398%, 4/11/29  349 318
Peraton, FRN
1M TSFR + 3.75%, 9.181%, 2/1/28  241 238
Peraton, FRN
1M USD LIBOR + 7.75%, 13.233%, 2/1/29  720 704
RealPage, FRN
1M TSFR + 3.00%, 8.446%, 4/24/28  321 317
RealPage, FRN
1M USD LIBOR + 6.50%, 11.946%, 4/23/29  780 781
Sophia, FRN
1M TSFR + 4.25%, 9.581%, 10/7/27  188 187

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Sophia, FRN
3M USD LIBOR + 3.50%, 9.038%, 10/7/27  256 255
UKG, FRN
3M TSFR + 3.25%, 8.618%, 5/4/26  1,364 1,362
UKG, FRN
3M TSFR + 5.25%, 10.618%, 5/3/27  2,180 2,165
14,308
Transportation 0.2%
AAdvantage Loyalty IP, FRN
1M TSFR + 4.75%, 10.338%, 4/20/28  627 651
Mileage Plus Holdings, FRN
3M USD LIBOR + 5.25%, 10.764%, 6/21/27  413 430
1,081
Total Industrial 34,901
UTILITY 0.1%
Electric 0.1%
PG&E, FRN
1M TSFR + 3.00%, 8.446%, 6/23/25  364 364
Talen Energy Supply, FRN
1M TSFR + 4.50%, 9.876%, 5/17/30  285 285
Total Utility 649
Total Bank Loans
(Cost $40,989) 40,363
COMMON STOCKS 0.0%
INDUSTRIAL 0.0%
Communications 0.0%
Clear Channel Outdoor Holdings (5)(6) 1 1
Total Industrial 1
Total Common Stocks
(Cost $3) 1
CONVERTIBLE BONDS 0.0%
INDUSTRIAL 0.0%
Consumer Cyclical 0.0%
Rivian Automotive, 4.625%, 3/15/29 (1) 145 202
Total Industrial 202
Total Convertible Bonds
(Cost $145) 202

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CONVERTIBLE PREFERRED STOCKS 0.2%
FINANCIAL INSTITUTIONS 0.2%
Insurance 0.2%
Alliant Services, Series A, Acquisition Date: 11/6/20, Cost $1,133 (4)(5)
(7) 1 1,107
Total Financial Institutions 1,107
UTILITY 0.0%
Electric 0.0%
NextEra Energy, 6.926%, 9/1/25  9 398
Total Utility 398
Total Convertible Preferred Stocks
(Cost $1,589) 1,505
CORPORATE BONDS 20.8%
FINANCIAL INSTITUTIONS 6.4%
Banking 3.7%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (8) 575 649
Banco de Bogota, 6.25%, 5/12/26  475 463
Banco de Credito del Peru, VR, 3.25%, 9/30/31 (1)(8) 375 335
Banco Santander, 6.921%, 8/8/33  400 400
Banco Santander, VR, 4.175%, 3/24/28 (8) 200 187
Bancolombia, VR, 4.625%, 12/18/29 (8) 400 354
Bangkok Bank, VR, 3.733%, 9/25/34 (8) 400 340
Bank Leumi Le-Israel, VR, 3.275%, 1/29/31 (1)(8) 600 538
Bank of America, VR, 2.972%, 2/4/33 (8) 1,210 987
Bank of America, VR, 5.288%, 4/25/34 (8) 1,025 1,001
BBVA Bancomer, VR, 8.45%, 6/29/38 (1)(8) 500 501
CaixaBank, VR, 6.208%, 1/18/29 (1)(8) 1,645 1,634
Capital One Financial, 3.65%, 5/11/27  670 623
Capital One Financial, VR, 2.359%, 7/29/32 (8) 355 253
Capital One Financial, VR, 5.468%, 2/1/29 (8) 395 381
Citigroup, VR, 6.174%, 5/25/34 (8) 635 634
Credit Suisse, 1.25%, 8/7/26  415 364
Discover Bank, VR, 5.974%, 8/9/28 (8) 909 857
Fifth Third Bancorp, 2.375%, 1/28/25  235 224
Fifth Third Bancorp, 2.55%, 5/5/27  80 72
Fifth Third Bancorp, 3.95%, 3/14/28  842 777
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (8) 375 378
Goldman Sachs Group, VR, 3.102%, 2/24/33 (8) 375 312
Goldman Sachs Group, VR, 3.615%, 3/15/28 (8) 1,645 1,538
Goldman Sachs Group, VR, 4.482%, 8/23/28 (8) 405 388
HSBC Holdings, VR, 6.254%, 3/9/34 (8) 1,115 1,128

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Huntington National Bank, VR, 5.699%, 11/18/25 (8) 760 746
JPMorgan Chase, VR, 1.764%, 11/19/31 (8) 815 636
JPMorgan Chase, VR, 2.522%, 4/22/31 (8) 45 38
JPMorgan Chase, VR, 2.956%, 5/13/31 (8) 370 315
Morgan Stanley, VR, 3.622%, 4/1/31 (8) 1,740 1,539
PNC Financial Services Group, VR, 5.582%, 6/12/29 (8) 1,360 1,348
Santander Holdings USA, VR, 2.49%, 1/6/28 (8) 195 171
Standard Chartered, VR, 2.608%, 1/12/28 (1)(8) 550 491
UBS Group, 3.75%, 3/26/25  1,458 1,407
UBS Group, VR, 2.193%, 6/5/26 (1)(8) 1,860 1,729
UBS Group, VR, 2.746%, 2/11/33 (1)(8) 311 244
Wells Fargo, VR, 2.393%, 6/2/28 (8) 575 512
Wells Fargo, VR, 2.879%, 10/30/30 (8) 250 214
Wells Fargo, VR, 5.389%, 4/24/34 (8) 670 650
25,358
Brokerage Asset Managers Exchanges 0.2%
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (1) 275 281
Aretec Escrow Issuer, 7.50%, 4/1/29 (1) 285 254
LSEGA Financing, 2.00%, 4/6/28 (1) 585 504
LSEGA Financing, 2.50%, 4/6/31 (1) 425 351
1,390
Finance Companies 0.3%
AerCap Ireland Capital, 4.45%, 4/3/26  415 399
AerCap Ireland Capital, 4.50%, 9/15/23  35 35
AerCap Ireland Capital, 6.50%, 7/15/25  270 271
Navient, 5.00%, 3/15/27  385 350
Navient, 9.375%, 7/25/30  340 341
OneMain Finance, 9.00%, 1/15/29  545 553
1,949
Financial Other 0.1%
Howard Hughes, 4.125%, 2/1/29 (1) 270 223
Howard Hughes, 5.375%, 8/1/28 (1) 665 602
Kaisa Group Holdings, 11.25%, 4/9/22 (5)(9) 850 41
866
Insurance 1.5%
Acrisure, 7.00%, 11/15/25 (1) 140 135
Acrisure, 10.125%, 8/1/26 (1) 685 702
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 505 475
AmWINS Group, 4.875%, 6/30/29 (1) 279 250
Centene, 2.50%, 3/1/31  640 510
Centene, 2.625%, 8/1/31  840 669
Centene, 3.00%, 10/15/30  325 272
Centene, 3.375%, 2/15/30  590 505
Centene, 4.625%, 12/15/29  342 314
Enact Holdings, 6.50%, 8/15/25 (1) 230 226
Equitable Holdings, 4.35%, 4/20/28  630 596

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
HUB International, 5.625%, 12/1/29 (1) 355 312
HUB International, 7.25%, 6/15/30 (1) 2,025 2,061
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 665 678
Jones Deslauriers Insurance Management, 10.50%, 12/15/30 (1) 880 894
Molina Healthcare, 4.375%, 6/15/28 (1) 5 5
UnitedHealth Group, 5.05%, 4/15/53  1,330 1,265
9,869
Real Estate Investment Trusts 0.6%
Alexandria Real Estate Equities, 4.90%, 12/15/30  965 932
Brixmor Operating Partnership, 3.90%, 3/15/27  630 583
Brixmor Operating Partnership, 4.05%, 7/1/30  505 456
Brixmor Operating Partnership, 4.125%, 5/15/29  1,269 1,153
HAT Holdings I, 6.00%, 4/15/25 (1)(6) 490 479
Healthcare Realty Holdings, 2.40%, 3/15/30  120 95
Kilroy Realty, 2.50%, 11/15/32  130 91
Kilroy Realty, 3.05%, 2/15/30  170 136
3,925
Total Financial Institutions 43,357
INDUSTRIAL 13.2%
Basic Industry 0.4%
Aris Mining, 6.875%, 8/9/26 (1) 400 317
Arsenal AIC Parent, 8.00%, 10/1/30 (1) 190 194
ATI, 7.25%, 8/15/30  125 126
Carpenter Technology, 7.625%, 3/15/30  410 412
Celanese U.S. Holdings, 6.70%, 11/15/33  250 251
GPD, 10.125%, 4/1/26 (1) 212 197
Kobe U.S. Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00% PIK) (1)
(10) 460 336
Methanex, 5.125%, 10/15/27  32 30
Methanex, 5.25%, 12/15/29  15 14
South32 Treasury, 4.35%, 4/14/32 (1) 425 367
TMS International, 6.25%, 4/15/29 (1) 360 302
Windsor Holdings III, 8.50%, 6/15/30 (1) 240 241
2,787
Capital Goods 0.6%
Ardagh Metal Packaging Finance USA, 6.00%, 6/15/27 (1) 440 428
Emerald Debt Merger Sub, 6.625%, 12/15/30 (1) 565 555
GFL Environmental, 5.125%, 12/15/26 (1) 16 15
Madison IAQ, 5.875%, 6/30/29 (1) 280 235
Regal Rexnord, 6.05%, 2/15/26 (1) 355 353
Ritchie Bros Holdings, 6.75%, 3/15/28 (1) 180 182
Sealed Air, 5.00%, 4/15/29 (1) 215 199
Sealed Air, 6.125%, 2/1/28 (1) 20 20
Sealed Air, 6.875%, 7/15/33 (1) 225 226
TK Elevator Holdco, 7.625%, 7/15/28 (1) 960 886

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
TK Elevator U.S. Newco, 5.25%, 7/15/27 (1) 210 196
TransDigm, 6.75%, 8/15/28 (1) 285 286
TransDigm, 6.875%, 12/15/30 (1) 295 297
3,878
Communications 3.0%
Altice France Holding, 10.50%, 5/15/27 (1) 1,090 583
AT&T, 3.50%, 9/15/53  3,350 2,196
Axian Telecom, 7.375%, 2/16/27 (1) 525 479
CCO Holdings, 4.25%, 2/1/31 (1) 30 25
CCO Holdings, 5.375%, 6/1/29 (1) 180 164
CCO Holdings, 6.375%, 9/1/29 (1) 655 621
CCO Holdings, 7.375%, 3/1/31 (1) 170 169
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1)(6) 365 270
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1) 540 417
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (1) 540 543
CMG Media, 8.875%, 12/15/27 (1) 190 149
Connect Finco, 6.75%, 10/1/26 (1) 355 335
CSC Holdings, 6.50%, 2/1/29 (1) 200 164
CSC Holdings, 7.50%, 4/1/28 (1)(6) 350 220
CSC Holdings, 11.25%, 5/15/28 (1)(6) 200 197
DISH DBS, 5.25%, 12/1/26 (1) 140 118
DISH DBS, 5.75%, 12/1/28 (1) 195 152
DISH DBS, 7.75%, 7/1/26  495 370
DISH Network, 11.75%, 11/15/27 (1) 565 573
Globo Comunicacao e Participacoes, 4.875%, 1/22/30  375 318
iHeartCommunications, 8.375%, 5/1/27  489 338
Netflix, 6.375%, 5/15/29  385 404
Radiate Holdco, 6.50%, 9/15/28 (1) 255 138
Rogers Communications, 3.20%, 3/15/27  230 213
Rogers Communications, 3.80%, 3/15/32  3,070 2,627
SBA Tower Trust, 2.328%, 1/15/28 (1) 95 81
SBA Tower Trust, 2.836%, 1/15/25 (1) 450 430
SBA Tower Trust, Series 2014-2A, Class C, STEP, 3.869%, 10/15/49 (1) 425 413
Sirius XM Radio, 4.00%, 7/15/28 (1) 430 371
Sprint Capital, 6.875%, 11/15/28  160 169
Sprint Capital, 8.75%, 3/15/32  825 983
Stagwell Global, 5.625%, 8/15/29 (1) 585 488
T-Mobile USA, 3.875%, 4/15/30  1,800 1,640
T-Mobile USA, 5.20%, 1/15/33  1,010 990
T-Mobile USA, 5.75%, 1/15/54  1,360 1,342
Tower Bersama Infrastructure, 2.75%, 1/20/26  410 376
Townsquare Media, 6.875%, 2/1/26 (1)(6) 490 472
Univision Communications, 7.375%, 6/30/30 (1)(6) 220 213
Univision Communications, 8.00%, 8/15/28 (1) 230 229
19,980

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Consumer Cyclical 3.2%
Adient Global Holdings, 8.25%, 4/15/31 (1) 665 680
At Home Group, 4.875%, 7/15/28 (1) 45 22
Bath & Body Works, 6.625%, 10/1/30 (1) 305 297
Bath & Body Works, 6.75%, 7/1/36  240 220
Bath & Body Works, 6.95%, 3/1/33  245 225
Bath & Body Works, 9.375%, 7/1/25 (1) 193 202
Caesars Entertainment, 7.00%, 2/15/30 (1) 445 446
Caesars Entertainment, 8.125%, 7/1/27 (1) 320 324
Carnival, 7.00%, 8/15/29 (1) 230 233
Carnival, 7.625%, 3/1/26 (1) 300 298
Carnival, 10.50%, 6/1/30 (1) 735 782
CCM Merger, 6.375%, 5/1/26 (1) 215 209
Cedar Fair, 6.50%, 10/1/28  480 463
Churchill Downs, 6.75%, 5/1/31 (1) 320 313
Cinemark USA, 5.875%, 3/15/26 (1)(6) 550 527
Clarios Global, 6.75%, 5/15/28 (1) 343 342
Clarios Global, 8.50%, 5/15/27 (1)(6) 335 336
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (1)(6) 215 204
Cushman & Wakefield U.S. Borrower, 8.875%, 9/1/31 (1)(6) 340 342
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 446 496
eG Global Finance, 8.50%, 10/30/25 (1)(6) 545 539
Ford Motor, 6.10%, 8/19/32 (6) 220 208
Ford Motor, 9.625%, 4/22/30 (6) 450 519
Ford Motor Credit, 7.35%, 11/4/27  300 305
Ford Motor Credit, 7.35%, 3/6/30  200 203
Goodyear Tire & Rubber, 5.00%, 7/15/29 (6) 370 328
Goodyear Tire & Rubber, 5.25%, 7/15/31  240 206
Hyundai Capital America, 5.50%, 3/30/26 (1) 435 432
Life Time, 5.75%, 1/15/26 (1) 348 338
Life Time, 8.00%, 4/15/26 (1) 465 462
Light & Wonder International, 7.25%, 11/15/29 (1) 313 314
Light & Wonder International, 7.50%, 9/1/31 (1) 65 66
Live Nation Entertainment, 4.75%, 10/15/27 (1)(6) 210 196
Lowe's, 5.75%, 7/1/53  240 237
LSF9 Atlantis Holdings, 7.75%, 2/15/26 (1) 118 108
Match Group Holdings II, 4.125%, 8/1/30 (1) 205 176
Match Group Holdings II, 4.625%, 6/1/28 (1) 270 249
Match Group Holdings II, 5.00%, 12/15/27 (1) 360 337
Melco Resorts Finance, 5.75%, 7/21/28  750 664
Metalsa, 3.75%, 5/4/31  650 510
MGM Growth Properties Operating Partnership, 5.75%, 2/1/27  180 176
Nissan Motor Acceptance, 1.85%, 9/16/26 (1) 250 217
Ontario Gaming GTA, 8.00%, 8/1/30 (1) 150 151
PetSmart, 7.75%, 2/15/29 (1) 250 238

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 10.931%, 10/15/26 (1) 1,755 1,755
Ross Stores, 1.875%, 4/15/31  735 576
Royal Caribbean Cruises, 8.25%, 1/15/29 (1) 325 339
Royal Caribbean Cruises, 11.625%, 8/15/27 (1) 615 669
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (1)(6) 365 328
St. Joseph's University Medical Center, 4.584%, 7/1/27  2,000 1,846
Tenneco, 8.00%, 11/17/28 (1) 395 324
Vivo Energy Investments, 5.125%, 9/24/27  550 507
Wolverine World Wide, 4.00%, 8/15/29 (1) 235 176
Wynn Macau, 5.50%, 1/15/26 (1) 370 348
Yum! Brands, 5.375%, 4/1/32  560 524
ZF North America Capital, 6.875%, 4/14/28 (1) 150 149
ZF North America Capital, 7.125%, 4/14/30 (1) 185 186
21,867
Consumer Non-Cyclical 2.5%
AbbVie, 4.05%, 11/21/39  425 365
AbbVie, 4.25%, 11/21/49  1,585 1,338
AbbVie, 4.875%, 11/14/48  1,655 1,524
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  620 633
Avantor Funding, 4.625%, 7/15/28 (1) 260 241
BAT Capital, 6.343%, 8/2/30  565 567
BAT Capital, 7.079%, 8/2/43  345 341
BAT International Finance, 4.448%, 3/16/28  650 615
Becton Dickinson & Company, 3.794%, 5/20/50  113 87
Becton Dickinson & Company, 4.669%, 6/6/47  206 182
CHS, 6.875%, 4/15/29 (1) 385 233
CHS, 8.00%, 12/15/27 (1) 295 282
CVS Health, 5.625%, 2/21/53  1,365 1,290
Darling Ingredients, 6.00%, 6/15/30 (1) 180 175
HCA, 3.125%, 3/15/27  280 257
HCA, 3.50%, 9/1/30  740 645
HCA, 5.375%, 9/1/26  600 595
IQVIA, 6.50%, 5/15/30 (1) 200 201
LifePoint Health, 9.875%, 8/15/30 (1) 340 336
Medline Borrower, 5.25%, 10/1/29 (1) 385 341
Organon, 5.125%, 4/30/31 (1) 385 328
Pfizer Investment Enterprises, 5.34%, 5/19/63  1,040 1,024
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26 (1) 220 205
Syneos Health, 3.625%, 1/15/29 (1) 415 414
Tenet Healthcare, 6.125%, 10/1/28 (6) 300 288
Tenet Healthcare, 6.125%, 6/15/30  350 339
Tenet Healthcare, 6.875%, 11/15/31  445 443
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28  360 360
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  200 208
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31 (6) 200 212
Utah Acquisition Sub, 3.95%, 6/15/26  2,050 1,938

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Utah Acquisition Sub, 5.25%, 6/15/46  865 684
16,691
Energy 2.4%
Aethon United BR, 8.25%, 2/15/26 (1) 370 371
Chesapeake Energy, 5.875%, 2/1/29 (1) 275 262
Chesapeake Energy, 6.75%, 4/15/29 (1)(6) 280 277
Civitas Resources, 8.375%, 7/1/28 (1) 340 349
Columbia Pipelines Holding, 6.042%, 8/15/28 (1) 200 202
Comstock Resources, 6.75%, 3/1/29 (1) 305 284
Continental Resources, 4.90%, 6/1/44  335 256
Crescent Energy Finance, 9.25%, 2/15/28 (1)(6) 785 800
Crestwood Midstream Partners, 7.375%, 2/1/31 (1) 315 324
Energian Israel Finance, 4.875%, 3/30/26 (1) 700 657
Ferrellgas, 5.375%, 4/1/26 (1) 350 328
Hess, 5.60%, 2/15/41  5 5
Hess, 7.125%, 3/15/33  175 189
Hess, 7.30%, 8/15/31  175 190
Hilcorp Energy I, 5.75%, 2/1/29 (1) 141 131
Hilcorp Energy I, 6.00%, 4/15/30 (1) 550 508
Hilcorp Energy I, 6.00%, 2/1/31 (1) 165 151
Kinetik Holdings, 5.875%, 6/15/30 (1) 495 477
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (1) 700 679
NGL Energy Operating, 7.50%, 2/1/26 (1) 369 367
Northriver Midstream Finance, 5.625%, 2/15/26 (1) 355 339
NuStar Logistics, 5.75%, 10/1/25  15 15
NuStar Logistics, 6.00%, 6/1/26  315 310
Occidental Petroleum, 6.20%, 3/15/40  195 193
Occidental Petroleum, 6.45%, 9/15/36  195 199
Occidental Petroleum, 7.50%, 5/1/31  249 270
Occidental Petroleum, 7.95%, 6/15/39  150 168
Occidental Petroleum, 8.50%, 7/15/27  240 258
Occidental Petroleum, 8.875%, 7/15/30  715 820
ONEOK, 5.55%, 11/1/26  165 165
ONEOK, 5.80%, 11/1/30  730 729
Range Resources, 4.75%, 2/15/30 (1) 225 203
Seadrill Finance, 8.375%, 8/1/30 (1) 600 615
Seadrill Finance, 8.375%, 8/1/30 (1) 200 202
Southwestern Energy, 4.75%, 2/1/32  385 341
Southwestern Energy, 5.375%, 3/15/30  145 135
Tallgrass Energy Partners, 6.00%, 3/1/27 (1) 350 334
Tallgrass Energy Partners, 7.50%, 10/1/25 (1) 210 210
Targa Resources Partners, 5.50%, 3/1/30  165 158
Targa Resources Partners, 6.875%, 1/15/29  314 318
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  40 33
Transocean, 8.75%, 2/15/30 (1) 83 85
Transocean, 11.50%, 1/30/27 (1) 5 5

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (1) 290 246
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (1) 310 301
Venture Global LNG, 8.125%, 6/1/28 (1) 680 685
Venture Global LNG, 8.375%, 6/1/31 (1) 1,365 1,374
Vermilion Energy, 6.875%, 5/1/30 (1) 485 459
15,977
Industrial Other 0.1%
Booz Allen Hamilton, 5.95%, 8/4/33  305 307
Howard University, Series 21A, 4.756%, 10/1/51  415 326
Pike, 5.50%, 9/1/28 (1) 415 374
1,007
Technology 0.7%
AthenaHealth Group, 6.50%, 2/15/30 (1)(6) 390 337
Boxer Parent, 9.125%, 3/1/26 (1)(6) 390 390
Capstone Borrower, 8.00%, 6/15/30 (1) 340 334
Central Parent, 7.25%, 6/15/29 (1) 270 266
Central Parent, 8.00%, 6/15/29 (1) 270 272
Cloud Software Group, 9.00%, 9/30/29 (1)(6) 625 557
Entegris Escrow, 5.95%, 6/15/30 (1) 350 334
Gen Digital, 7.125%, 9/30/30 (1) 167 168
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 205 191
Presidio Holdings, 8.25%, 2/1/28 (1)(6) 410 395
Sensata Technologies, 4.00%, 4/15/29 (1) 405 355
Sensata Technologies, 5.875%, 9/1/30 (1) 655 619
Workday, 3.80%, 4/1/32  355 314
4,532
Transportation 0.3%
Adani International Container Terminal, 3.00%, 2/16/31  595 453
American Airlines, 5.50%, 4/20/26 (1) 325 319
American Airlines, 5.75%, 4/20/29 (1) 465 443
American Airlines, 11.75%, 7/15/25 (1) 401 439
United Airlines, 4.625%, 4/15/29 (1) 30 27
Watco, 6.50%, 6/15/27 (1) 390 373
2,054
Total Industrial 88,773
UTILITY 1.2%
Electric 1.1%
AES Andes, VR, 7.125%, 3/26/79 (8) 525 502
Duke Energy, 5.00%, 8/15/52  1,460 1,278
Exelon, 5.60%, 3/15/53  1,375 1,319
Pacific Gas & Electric, 6.70%, 4/1/53  470 455
PG&E, 5.00%, 7/1/28 (6) 375 345
Talen Energy Supply, 8.625%, 6/1/30 (1) 550 573
Terraform Global Operating, 6.125%, 3/1/26 (1) 468 450
Vistra, VR, 7.00% (1)(8)(11) 390 357

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Vistra, VR, 8.00% (1)(8)(11) 1,865 1,784
Vistra Operations, 5.125%, 5/13/25 (1) 650 632
7,695
Natural Gas 0.1%
Boston Gas, 6.119%, 7/20/53 (1) 365 361
361
Total Utility 8,056
Total Corporate Bonds
(Cost $147,339) 140,186
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.6%
Owned No Guarantee 0.6%
Bank Negara Indonesia Persero, 3.75%, 3/30/26  525 485
CITGO Petroleum, 7.00%, 6/15/25 (1) 215 213
Electricite de France, 5.70%, 5/23/28 (1) 200 200
Electricite de France, VR, 9.125% (1)(8)(11) 700 730
Export-Import Bank of Malaysia, 1.831%, 11/26/26 (6) 800 716
Israel Electric, 7.875%, 12/15/26  650 678
MDGH GMTN RSC, 4.375%, 11/22/33 (1) 520 491
Oryx Funding, 5.80%, 2/3/31 (1) 400 386
3,899
Sovereign 0.3%
Republic of Bulgaria, 4.50%, 1/27/33 (EUR)  1,820 1,957
Republic of Paraguay, 5.85%, 8/21/33 (1) 250 246
2,203
Treasuries 0.7%
United Mexican States, Series M, 7.50%, 5/26/33 (MXN)  92,900 4,840
4,840
Total Foreign Government Obligations & Municipalities
(Cost $11,131) 10,942
MUNICIPAL SECURITIES 0.5%
Colorado 0.2%
Colorado HFA, Covenant Living Community, Series B, 3.36%, 12/1/30  1,970 1,718
1,718
Puerto Rico 0.3%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 2,279 1,173
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero Coupon,
7/1/24  12 11
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero Coupon,
7/1/33  92 56
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  71 67

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  64 59
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  55 49
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  75 64
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.375%,
7/1/25  79 81
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/27  79 82
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/29  77 82
1,724
Total Municipal Securities
(Cost $3,811) 3,442
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 9.3%
Collateralized Mortgage Obligations 5.1%
Angel Oak Mortgage Trust
Series 2020-5, Class M1, CMO, ARM
2.97%, 5/25/65 (1) 250 215
Angel Oak Mortgage Trust
Series 2020-6, Class M1, CMO, ARM
2.805%, 5/25/65 (1) 515 391
Angel Oak Mortgage Trust
Series 2021-4, Class M1, CMO, ARM
2.29%, 1/20/65 (1) 960 556
Angel Oak Mortgage Trust
Series 2022-6, Class A1, CMO, STEP
4.30%, 7/25/67 (1) 1,836 1,721
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM
SOFR30A + 2.15%, 7.438%, 1/26/32 (1) 1,610 1,607
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 522 431
COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM
3.359%, 4/27/65 (1) 160 141
COLT Mortgage Loan Trust
Series 2021-3, Class M1, CMO, ARM
2.304%, 9/27/66 (1) 2,220 1,224
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
SOFR30A + 1.114%, 6.402%, 2/25/30  127 127

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
SOFR30A + 0.964%, 6.252%, 10/25/30  233 232
Connecticut Avenue Securities
Series 2018-C04, Class 2M2, CMO, ARM
SOFR30A + 2.664%, 7.952%, 12/25/30  339 348
Connecticut Avenue Securities Trust
Series 2020-R01, Class 1M2, CMO, ARM
SOFR30A + 2.164%, 7.452%, 1/25/40 (1) 148 149
Connecticut Avenue Securities Trust
Series 2023-R01, Class 1M1, CMO, ARM
SOFR30A + 2.40%, 7.696%, 12/25/42 (1) 658 668
Connecticut Avenue Securities Trust
Series 2023-R02, Class 1M1, CMO, ARM
SOFR30A + 2.30%, 7.588%, 1/25/43 (1) 533 539
EFMT
Series 2023-1, Class A2, CMO, STEP
6.24%, 2/25/68 (1) 486 480
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, ARM
4.00%, 8/1/32 (1) 1,005 975
Flagstar Mortgage Trust
Series 2017-2, Class B1, CMO, ARM
4.012%, 10/25/47 (1) 236 209
Flagstar Mortgage Trust
Series 2019-1INV, Class A3, CMO, ARM
3.50%, 10/25/49 (1) 63 55
Flagstar Mortgage Trust
Series 2021-11IN, Class A18, CMO, ARM
2.50%, 11/25/51 (1) 2,738 2,079
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.648%, 12/25/46 (1) 153 146
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1) 113 101
Galton Funding Mortgage Trust
Series 2017-1, Class B2, CMO, ARM
3.95%, 7/25/56 (1) 891 806
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 42 37
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1) 365 331
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1) 735 544

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
GCAT Trust
Series 2021-NQM5, Class A3, CMO, ARM
1.571%, 7/25/66 (1) 2,157 1,671
GCAT Trust
Series 2023-INV1, Class A1, CMO, ARM
6.00%, 8/25/53 (1) 1,355 1,322
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A4, CMO, ARM
2.50%, 2/25/52 (1) 1,466 1,113
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A2, CMO, STEP
5.04%, 6/25/67 (1) 1,364 1,305
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1) 37 33
JPMorgan Mortgage Trust
Series 2019-INV3, Class A15, CMO, ARM
3.50%, 5/25/50 (1) 80 70
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM
3.50%, 5/25/50 (1) 92 81
JPMorgan Mortgage Trust
Series 2020-INV2, Class A15, CMO, ARM
3.00%, 10/25/50 (1) 269 227
JPMorgan Mortgage Trust
Series 2023-DSC2, Class A1, CMO, ARM
5.25%, 11/25/63 (1) 1,470 1,416
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1) 155 144
OBX Trust
Series 2019-EXP2, Class 1A4, CMO, ARM
4.00%, 6/25/59 (1) 38 34
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1) 94 86
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1) 53 45
OBX Trust
Series 2020-EXP3, Class 1A9, CMO, ARM
3.00%, 1/25/60 (1) 196 166
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM
2.219%, 2/25/66 (1) 598 445
Radnor RE
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.85%, 7.138%, 11/25/31 (1) 855 856

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Sequoia Mortgage Trust
Series 2013-4, Class B1, CMO, ARM
3.44%, 4/25/43  232 214
Sequoia Mortgage Trust
Series 2017-CH2, Class A19, CMO, ARM
4.00%, 12/25/47 (1) 72 65
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 3/25/48 (1) 23 20
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 14 14
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, CMO, ARM
2.878%, 2/25/50 (1) 600 492
Starwood Mortgage Residential Trust
Series 2021-2, Class M1, CMO, ARM
2.175%, 5/25/65 (1) 2,000 1,509
Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM
3.836%, 5/25/48 (1) 2 2
Structured Agency Credit Risk Debt Notes
Series 2020-HQA1, Class M2, CMO, ARM
SOFR30A + 2.014%, 7.302%, 1/25/50 (1) 41 41
Structured Agency Credit Risk Debt Notes
Series 2020-HQA2, Class M2, CMO, ARM
SOFR30A + 3.214%, 8.502%, 3/25/50 (1) 213 218
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M2, CMO, ARM
SOFR30A + 2.30%, 7.588%, 8/25/33 (1) 2,101 2,105
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M2, CMO, ARM
SOFR30A + 2.10%, 7.388%, 10/25/33 (1) 1,445 1,431
Structured Agency Credit Risk Debt Notes
Series 2022-DNA1, Class M1B, CMO, ARM
SOFR30A + 1.85%, 7.138%, 1/25/42 (1) 1,185 1,164
Structured Agency Credit Risk Debt Notes
Series 2023-DNA1, Class M1A, CMO, ARM
SOFR30A + 2.10%, 7.396%, 3/25/43 (1) 268 271
Verus Securitization Trust
Series 2019-INV3, Class M1, CMO, ARM
3.279%, 11/25/59 (1) 340 286
Verus Securitization Trust
Series 2021-5, Class M1, CMO, ARM
2.331%, 9/25/66 (1) 800 483
Verus Securitization Trust
Series 2022-4, Class A1, CMO, STEP
4.474%, 4/25/67 (1) 481 458

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2023-1, Class A1, CMO, STEP
5.85%, 12/25/67 (1) 992 981
Verus Securitization Trust
Series 2023-3, Class A2, CMO, STEP
6.438%, 3/25/68 (1) 710 706
Vista Point Securitization Trust
Series 2020-1, Class B1, CMO, ARM
5.375%, 3/25/65 (1) 330 308
WinWater Mortgage Loan Trust
Series 2016-1, Class B3, CMO, ARM
3.778%, 1/20/46 (1) 531 486
34,380
Commercial Mortgage-Backed Securities 4.2%
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class D
1.75%, 5/15/53 (1) 2,010 1,133
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E
1.75%, 5/15/53 (1) 580 304
BAMLL Commercial Mortgage Securities Trust
Series 2021-JACX, Class E, ARM
1M TSFR + 3.864%, 9.175%, 9/15/38 (1) 1,155 929
BANK
Series 2019-BN21, Class D
2.50%, 10/17/52 (1) 1,036 524
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M TSFR + 2.274%, 7.584%, 11/15/34 (1) 365 151
BBCMS Mortgage Trust
Series 2020-BID, Class A, ARM
1M TSFR + 2.254%, 7.565%, 10/15/37 (1) 375 357
Benchmark Mortgage Trust
Series 2023-V3, Class A3, ARM
6.363%, 7/15/56  2,600 2,665
BFLD
Series 2019-DPLO, Class B, ARM
1M TSFR + 1.454%, 6.764%, 10/15/34 (1) 1,780 1,769
BPR Trust
Series 2021-TY, Class C, ARM
1M TSFR + 1.814%, 7.125%, 9/15/38 (1) 635 592
BX Commercial Mortgage Trust
Series 2022-CSMO, Class B, ARM
1M TSFR + 3.141%, 8.451%, 6/15/27 (1) 1,590 1,587
BX Trust
Series 2021-VIEW, Class F, ARM
1M TSFR + 4.044%, 9.354%, 6/15/36 (1) 1,195 1,053

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CD Mortgage Trust
Series 2017-CD6, Class A5
3.456%, 11/13/50  515 468
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.635%, 5/10/35 (1) 270 240
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS
3.571%, 2/10/48  95 90
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805B, ARM
3.917%, 12/15/72 (1) 1,420 730
Citigroup Commercial Mortgage Trust
Series 2019-GC43, Class A4
3.038%, 11/10/52  2,850 2,430
Commercial Mortgage Trust
Series 2014-CR19, Class E, ARM
4.353%, 8/10/47 (1) 380 307
Commercial Mortgage Trust
Series 2015-CR22, Class C, ARM
4.204%, 3/10/48  870 765
Commercial Mortgage Trust
Series 2015-LC23, Class A4
3.774%, 10/10/48  440 419
Commercial Mortgage Trust
Series 2016-CR28, Class AHR
3.651%, 2/10/49  181 172
Commercial Mortgage Trust
Series 2016-CR28, Class B, ARM
4.759%, 2/10/49  1,130 1,023
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5
3.09%, 1/15/49  215 199
CSAIL Commercial Mortgage Trust
Series 2017-C8, Class C, ARM
4.432%, 6/15/50  465 378
CSAIL Commercial Mortgage Trust
Series 2019-C18, Class C, ARM
4.086%, 12/15/52  645 485
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.673%, 9/10/35 (1) 285 254
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M TSFR + 1.148%, 6.458%, 12/15/36 (1) 300 299
GS Mortgage Securities Trust
Series 2016-GS4, Class A3
3.178%, 11/10/49  1,300 1,207

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
GS Mortgage Securities Trust
Series 2017-GS7, Class A4
3.43%, 8/10/50  2,605 2,360
GS Mortgage Securities Trust
Series 2017-GS8, Class D
2.70%, 11/10/50 (1) 1,025 686
ILPT Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM
3.951%, 3/15/32 (1) 1,595 1,279
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class B, ARM
2.949%, 9/6/38 (1) 1,015 855
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX
4.95%, 7/5/33 (1) 195 163
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM
1M TSFR + 1.964%, 7.275%, 9/15/29 (1) 280 221
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class E, ARM
1M TSFR + 1.664%, 6.975%, 12/15/37 (1) 1,804 1,766
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  80 75
Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS, ARM
4.158%, 5/15/48  35 33
Morgan Stanley Capital I Trust
Series 2017-H1, Class AS
3.773%, 6/15/50  155 139
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  16 15
28,122
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $71,405) 62,502
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 28.8%
U.S. Government Agency Obligations 21.6%
Federal Home Loan Mortgage
2.50%, 5/1/30  101 94
3.00%, 4/1/47 - 1/1/48  125 110
3.50%, 8/1/42 - 3/1/46  3,532 3,256
4.00%, 8/1/40 - 1/1/46  280 266
4.50%, 6/1/39 - 5/1/42  131 128

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
5.00%, 7/1/25 - 8/1/40  45 45
5.50%, 10/1/38 - 1/1/40  32 32
6.00%, 10/1/32 - 8/1/38  13 13
6.50%, 6/1/24 - 4/1/37  60 62
7.00%, 2/1/24 - 6/1/32  — —
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.726%, 5.94%, 7/1/35  — —
12M USD LIBOR + 1.75%, 4.127%, 2/1/35  — —
12M USD LIBOR + 1.823%, 4.072%, 3/1/36  2 2
12M USD LIBOR + 1.842%, 4.091%, 1/1/37  1 1
12M USD LIBOR + 1.915%, 4.29%, 2/1/37  1 2
12M USD LIBOR + 1.93%, 4.187%, 12/1/36  — 1
12M USD LIBOR + 2.03%, 4.276%, 11/1/36  1 1
1Y CMT + 2.245%, 4.37%, 1/1/36  1 1
1Y CMT + 2.25%, 5.10%, 10/1/36  — —
1Y CMT + 2.347%, 4.472%, 11/1/34  3 3
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  296 58
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  — —
Federal Home Loan Mortgage, UMBS
1.50%, 4/1/37  380 324
2.00%, 8/1/36 - 4/1/52  9,939 8,032
2.50%, 3/1/42 - 1/1/52  9,042 7,567
3.00%, 5/1/31 - 6/1/52  13,616 11,796
3.50%, 5/1/33 - 6/1/35  559 534
4.00%, 12/1/49 - 2/1/50  562 526
4.50%, 5/1/50  83 79
5.00%, 12/1/41  121 120
6.00%, 2/1/53  707 718
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  57 50
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 3.59%, 12/1/35  1 1
12M USD LIBOR + 1.553%, 5.24%, 7/1/35  — —
12M USD LIBOR + 1.579%, 4.09%, 11/1/35  2 2
12M USD LIBOR + 1.584%, 3.834%, 12/1/35  2 2
12M USD LIBOR + 1.655%, 5.905%, 8/1/37  — —
12M USD LIBOR + 1.70%, 3.95%, 11/1/37  2 2
12M USD LIBOR + 1.77%, 4.145%, 12/1/35  — —
12M USD LIBOR + 1.892%, 4.142%, 12/1/35  1 1
12M USD LIBOR + 2.04%, 4.29%, 12/1/36  — 1
RFUCCT1Y + 1.869%, 6.119%, 8/1/36  1 1
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  — —
Federal National Mortgage Assn., UMBS
1.50%, 11/1/36 - 1/1/42  5,753 4,857
2.00%, 5/1/36 - 4/1/52  36,049 29,053
2.50%, 5/1/30 - 3/1/52  14,248 12,185

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
3.00%, 1/1/27 - 11/1/48  4,540 4,163
3.50%, 4/1/31 - 7/1/50  7,333 6,681
4.00%, 11/1/37 - 9/1/52  9,106 8,466
4.50%, 7/1/39 - 5/1/50  1,853 1,793
5.00%, 2/1/24 - 8/1/52  884 880
5.50%, 9/1/23 - 5/1/39  220 224
6.00%, 11/1/32 - 8/1/53  3,954 3,999
6.50%, 7/1/32 - 6/1/39  22 22
7.00%, 7/1/29  — —
7.50%, 6/1/28  — —
UMBS, TBA (13)
2.00%, 9/1/38 - 9/1/53  9,917 8,238
2.50%, 9/1/53  15,479 12,822
3.00%, 9/1/38 - 9/1/53  4,795 4,153
3.50%, 9/1/53  2,690 2,404
4.50%, 9/1/53  4,327 4,103
5.00%, 9/1/53  5,355 5,192
5.50%, 9/1/53  2,915 2,878
145,944
U.S. Government Obligations 7.2%
Government National Mortgage Assn.
2.00%, 7/20/51 - 3/20/52  1,933 1,596
2.50%, 8/20/50 - 12/20/51  10,351 8,813
3.00%, 5/20/46 - 10/20/51  9,164 8,120
3.50%, 9/15/41 - 2/20/48  5,438 5,016
4.00%, 2/20/41 - 10/20/50  1,790 1,686
4.50%, 11/20/39 - 8/20/47  708 688
5.00%, 4/20/35 - 8/20/52  1,589 1,564
5.50%, 10/20/32 - 3/20/49  535 541
7.00%, 12/20/52  533 545
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  30 27
3.50%, 10/20/50  460 381
Government National Mortgage Assn., CMO, IO
3.50%, 3/20/43 - 5/20/43  232 23
4.00%, 2/20/43  20 3
Government National Mortgage Assn., TBA (13)
2.00%, 9/20/53  8,775 7,237
4.00%, 9/20/53  3,345 3,117
4.50%, 9/20/53  2,310 2,201
5.50%, 9/20/53  4,345 4,301
6.00%, 9/20/53  1,615 1,620

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
6.50%, 9/20/53  815 826
48,305
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $205,632) 194,249
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 25.1%
U.S. Treasury Obligations 25.1%
U.S. Treasury Bonds, 1.25%, 5/15/50  15,580 8,141
U.S. Treasury Bonds, 1.375%, 8/15/50  9,130 4,932
U.S. Treasury Bonds, 1.875%, 2/15/41  1,500 1,040
U.S. Treasury Bonds, 1.875%, 11/15/51  3,500 2,150
U.S. Treasury Bonds, 2.25%, 2/15/52  10,795 7,283
U.S. Treasury Bonds, 2.375%, 2/15/42  2,395 1,781
U.S. Treasury Bonds, 2.50%, 2/15/45  1,480 1,086
U.S. Treasury Bonds, 3.00%, 8/15/52  780 622
U.S. Treasury Bonds, 3.125%, 2/15/43  2,415 2,005
U.S. Treasury Bonds, 3.375%, 5/15/44  1,275 1,092
U.S. Treasury Bonds, 3.625%, 2/15/53  3,300 2,973
U.S. Treasury Bonds, 3.875%, 2/15/43  960 893
U.S. Treasury Bonds, 4.00%, 11/15/42  2,715 2,575
U.S. Treasury Bonds, 4.00%, 11/15/52  3,020 2,914
U.S. Treasury Bonds, 4.375%, 5/15/41  175 176
U.S. Treasury Notes, 0.125%, 2/15/24  4,000 3,906
U.S. Treasury Notes, 0.25%, 9/30/25  1,500 1,366
U.S. Treasury Notes, 0.25%, 10/31/25  11,200 10,168
U.S. Treasury Notes, 0.375%, 12/31/25  11,000 9,965
U.S. Treasury Notes, 0.625%, 5/15/30  550 436
U.S. Treasury Notes, 0.625%, 8/15/30  1,350 1,064
U.S. Treasury Notes, 0.75%, 4/30/26  3,600 3,256
U.S. Treasury Notes, 0.875%, 9/30/26  1,660 1,489
U.S. Treasury Notes, 0.875%, 11/15/30  9,900 7,923
U.S. Treasury Notes, 1.375%, 11/15/31 (14) 15,675 12,702
U.S. Treasury Notes, 1.50%, 2/15/30  500 424
U.S. Treasury Notes, 1.75%, 6/30/24  2,410 2,339
U.S. Treasury Notes, 1.875%, 2/28/27  3,870 3,550
U.S. Treasury Notes, 1.875%, 2/15/32  8,155 6,854
U.S. Treasury Notes, 2.25%, 8/15/27  1,350 1,246
U.S. Treasury Notes, 2.25%, 11/15/27  1,275 1,172
U.S. Treasury Notes, 2.50%, 1/31/24  475 469
U.S. Treasury Notes, 2.75%, 7/31/27  1,455 1,370
U.S. Treasury Notes, 3.00%, 7/31/24 (14) 12,300 12,035
U.S. Treasury Notes, 3.50%, 1/31/28  2,900 2,805
U.S. Treasury Notes, 3.625%, 3/31/28  4,500 4,374
U.S. Treasury Notes, 3.75%, 6/30/30  2,300 2,238

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 3.875%, 11/30/27  11,520 11,309
U.S. Treasury Notes, 4.00%, 7/31/30  7,950 7,854
U.S. Treasury Notes, 4.125%, 9/30/27  6,800 6,736
U.S. Treasury Notes, 4.125%, 11/15/32  7,100 7,096
U.S. Treasury Notes, 4.50%, 11/30/24  5,230 5,181
U.S. Treasury Notes, 6.875%, 8/15/25  700 724
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $195,588) 169,714
SHORT-TERM INVESTMENTS 5.8%
Money Market Funds 5.8%
T. Rowe Price Government Reserve Fund, 5.40% (15)(16) 39,247 39,247
Total Short-Term Investments
(Cost $39,247) 39,247
SECURITIES LENDING COLLATERAL 1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.40% (15)(16) 1,123 1,123
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 1,123
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 5.40% (15)(16) 5,880 5,880
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 5,880
Total Securities Lending Collateral
(Cost $7,003) 7,003

T. ROWE PRICE Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put, 9/22/23 @
$109.50 (5) 429 47,632 100
Total Exchange-Traded Options Purchased (Cost $128) 100
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.NA.IG-S40,
5 Year Index, 6/20/28), Pay
1.00% Quarterly, Receive
upon credit default, 10/18/23
@ 0.85%* (5) 1 132,800 39
Total OTC Options Purchased (Cost $130) 39
Total Options Purchased (Cost $258) 139
Total Investments in Securities 112.9%
(Cost $819,899) $ 763,015
Other Assets Less Liabilities (12.9)% (86,985)
Net Assets 100.0% $ 676,030
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$199,658 and represents 29.5% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of August 31, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Level 3 in fair value hierarchy.
(5) Non-income producing
(6) All or a portion of this security is on loan at August 31, 2023.

T. ROWE PRICE Total Return Fund

.
.
.
.
.
.
.
.
.
.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,107 and represents 0.2% of net assets.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Security is in default or has failed to make a scheduled interest and/or principal payment.
(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(11) Perpetual security with no stated maturity date.
(12) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(13) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $59,092 and represents 8.7% of net assets.
(14) At August 31, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(15) Seven-day yield
(16) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M NDBB Three month NZD bank bill
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
COP Colombian Peso
CZK Czech Koruna

T. ROWE PRICE Total Return Fund

.
.
.
.
.
.
.
.
.
.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
IDR Indonesian Rupiah
ILS Israeli Shekel
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
MXN Mexican Peso
NZD New Zealand Dollar
OTC Over-the-counter
PIK Payment-in-kind
PLN Polish Zloty
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
RON New Romanian Leu
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TONA Tokyo overnight average rate
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Credit Default Swaps, Protection Bought 0.1%
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S13, 50 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
12/16/72 33,635 613 910 (297)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S14, 50 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
12/16/72 20,492 466 695 (229)
Total Bilateral Credit Default Swaps, Protection
Bought 1,605 (526)
Total Return Swaps (0.2)%
Morgan Stanley, Pay Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity,
Receive Variable 5.164% (SOFR + (0.00)%)
Quarterly, 12/20/23 19,400 (1,345) — (1,345)
Total Bilateral Total Return Swaps — (1,345)
Total Bilateral Swaps 1,605 (1,871)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Protection Bought (Relevant Credit:
Beazer Homes USA), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28 3,250 (280) (328) 48
Total Centrally Cleared Credit Default Swaps,
Protection Bought 48
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Caa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/25 145 (13) (12) (1)
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Caa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/26 * 183 (42) (8) (34)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Caa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/26 210 (57) (8) (49)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S40, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/20/28 3,250 125 123 2
Protection Sold (Relevant Credit: MetLife,
A3*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/28 242 2 (4) 6
Total Centrally Cleared Credit Default Swaps,
Protection Sold (76)
Interest Rate Swaps 0.0%
2 Year Interest Rate Swap, Receive Fixed
5.005% Semi-Annually, Pay Variable
5.640% (3M NDBB) Quarterly, 5/16/25
(NZD) 40,678 91 — 91
5 Year Interest Rate Swap, Pay Fixed
0.418% Annually, Receive Variable
(0.062)% (JPY TONA) Annually, 8/10/28
(JPY) 5,880,000 (43) — (43)
Total Centrally Cleared Interest Rate Swaps 48
Total Centrally Cleared Swaps 20
Net payments (receipts) of variation margin to date (79)
Variation margin receivable (payable) on centrally cleared swaps $ (59)
* Credit ratings as of August 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 9/8/23 USD 5,828 COP 24,796,737 $ (217)
Bank of America 10/19/23 ILS 5,128 USD 1,355 (4)
Bank of America 10/20/23 CAD 275 USD 203 1
Bank of America 10/20/23 NZD 560 USD 348 (14)
BNP Paribas 9/8/23 COP 51,033,420 USD 12,324 117
BNP Paribas 10/20/23 USD 104 EUR 93 4
BNP Paribas 11/24/23 USD 1,483 EUR 1,357 6
BNY Mellon 10/20/23 USD 104 EUR 93 4
Canadian Imperial Bank
of Commerce 10/20/23 CAD 3,485 USD 2,656 (75)
Citibank 10/19/23 ILS 3,272 USD 866 (4)
Citibank 10/19/23 USD 3,932 ILS 14,535 102
Deutsche Bank 9/8/23 USD 179 COP 721,505 3
Deutsche Bank 11/24/23 USD 2,001 EUR 1,847 (10)
Goldman Sachs 9/5/23 BRL 2,385 USD 485 (3)
Goldman Sachs 9/5/23 USD 482 BRL 2,385 1
HSBC Bank 10/6/23 USD 2,690 IDR 40,980,830 —
HSBC Bank 10/20/23 JPY 28,935 USD 201 (1)
HSBC Bank 10/20/23 NZD 325 USD 205 (11)
HSBC Bank 11/24/23 USD 469 EUR 428 3
JPMorgan Chase 9/8/23 USD 6,323 COP 26,363,608 (104)
JPMorgan Chase 10/19/23 ILS 2,677 USD 705 —
JPMorgan Chase 10/19/23 ILS 500 USD 134 (2)
JPMorgan Chase 10/20/23 EUR 185 USD 203 (2)
JPMorgan Chase 10/20/23 USD 466 NZD 785 (2)
JPMorgan Chase 11/24/23 EUR 55 USD 60 —
JPMorgan Chase 11/24/23 USD 80 EUR 73 —
Morgan Stanley 9/5/23 BRL 29,690 USD 6,032 (41)
Morgan Stanley 9/5/23 USD 5,866 BRL 29,690 (125)
Morgan Stanley 10/13/23 CZK 58,160 USD 2,738 (122)
Morgan Stanley 10/13/23 MXN 11,235 USD 652 2
Morgan Stanley 10/13/23 USD 3,819 MXN 66,286 (39)
RBC Dominion Securities 10/13/23 USD 4,073 MXN 71,017 (60)
Standard Chartered 10/6/23 IDR 40,980,830 USD 2,733 (43)
Standard Chartered 10/20/23 USD 191 NZD 305 9
State Street 9/5/23 BRL 91,455 USD 18,688 (235)
State Street 9/5/23 USD 12,549 BRL 61,765 87
State Street 9/5/23 USD 5,869 BRL 29,690 (121)
State Street 10/13/23 MXN 264,062 USD 15,276 92
State Street 10/13/23 USD 12,478 MXN 217,783 (196)
State Street 10/20/23 CAD 389 USD 288 —
State Street 10/20/23 USD 1,338 CAD 1,762 33

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 11/24/23 USD 823 EUR 751 $ 5
UBS Investment Bank 9/8/23 COP 848,430 USD 207 —
UBS Investment Bank 10/13/23 RON 12,100 USD 2,744 (91)
UBS Investment Bank 10/13/23 USD 2,645 CZK 58,160 29
UBS Investment Bank 10/13/23 USD 272 MXN 4,635 2
UBS Investment Bank 10/13/23 USD 2,677 RON 12,100 23
UBS Investment Bank 10/19/23 ILS 3,141 USD 832 (5)
UBS Investment Bank 10/20/23 USD 2,754 CAD 3,670 36
Net unrealized gain (loss) on open forward
currency exchange contracts $ (968)

T. ROWE PRICE Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 9 Euro BUND contracts 9/23 1,300 $ 5
Long, 44 Commonwealth of Australia ten year bond
contracts 9/23 3,312 (7)
Long, 358 Commonwealth of Australia three year
bond contracts 9/23 24,678 12
Short, 20 Government of Canada ten year bond
contracts 12/23 (1,766) (18)
Long, 248 U.S. Treasury Long Bond contracts 12/23 30,179 430
Long, 886 U.S. Treasury Notes five year contracts 12/23 94,733 532
Long, 7 U.S. Treasury Notes ten year contracts 12/23 777 8
Short, 17 U.S. Treasury Notes two year contracts 12/23 (3,465) (10)
Long, 49 Ultra U.S. Treasury Bonds contracts 12/23 6,344 100
Short, 122 Ultra U.S. Treasury Notes ten year
contracts 12/23 (14,165) (174)
Short, 27 Long Gilt ten year contracts 12/23 (3,269) (29)
Net payments (receipts) of variation margin to date (650)
Variation margin receivable (payable) on open futures contracts $ 199

T. ROWE PRICE Total Return Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 255++
Totals $ —# $ — $ 255+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
08/31/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 37,502  ¤  ¤ $ 46,250
Total $ 46,250^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $255 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $46,250.

T. ROWE PRICE Total Return Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Total Return Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Total Return Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable,

T. ROWE PRICE Total Return Fund

including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Total Return Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 674,757 $ — $ 674,757
Bank Loans — 38,572 1,791 40,363
Common Stocks 1 — — 1
Convertible Preferred Stocks — 398 1,107 1,505
Short-Term Investments 39,247 — — 39,247
Securities Lending Collateral 7,003 — — 7,003
Options Purchased 100 39 — 139
Total Securities 46,351 713,766 2,898 763,015
Swaps* — 1,226 — 1,226
Forward Currency Exchange
Contracts — 559 — 559
Futures Contracts* 1,087 — — 1,087
Total $ 47,438 $ 715,551 $ 2,898 $ 765,887
Liabilities
Swaps* $ — $ 1,472 $ — $ 1,472
Forward Currency Exchange
Contracts — 1,527 — 1,527
Futures Contracts* 238 — — 238
Total $ 238 $ 2,999 $ — $ 3,237
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Foreign Government
Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Total Return Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F228-054Q1 08/23